Dear Shareholder:

McGlinn Balanced Portfolio
In the "Letter to Shareholders"
last April; our expectations
were for a more "hospitable"
investment environment for
value-oriented equity
strategies. When that letter
was written,
the heavily technology weighted
NASDAQ had just
experienced the first phase of
what was to become a
significant decline in market
value. From its high in March,
the NASDAQ has corrected over
30%. Perhaps the biggest
frustration for value-oriented
investors over the last two
years
was to reside in a world where
their portfolios, built on a
foundation of rational
financial parameters, were
literally
ignored while the dot.com
phenomenon ruled the investment
landscape. Warnings of caution
were met with the refrain "it's
different this time", and stock
prices of these new companies
soared with the promise that
actual earnings might appear in
two or three years. What we
have seen unfold over the last
twelve months has given a fresh
meaning to the term "mania".
With examples like eBay,
Priceline.com and Yahoo!
falling
90% from their highs, the
entire technology sector has
suffered.

We have adhered to our
disciplines during this period
and
used the correction in
technology to selectively add
attractive
positions to the portfolio. A
rebound in economically
sensitive
stock, combined with strength
in healthcare and financials
has
led the portfolio performance.
The fixed income portion
continues to be heavily
weighted in U.S. Treasuries.
This
conservative stance has helped
the portfolio avoid the
volatility seen in the
corporate bond market. In the
last six
months, relative performance
for the McGlinn Balanced
Portfolio improved versus the
benchmark. The return was
+3.14% compared to +2.15% for
the benchmark (50% S&P
500/50% Lehman Intermediate
Bond Index). For the fiscal
year ending 10/31/00, the
returns were +5.66% and +6.28%,
respectively. A broader review
of the markets and the
economy over the last twelve
months allows several themes to
emerge. In hindsight, the
remarkable rally in technology
that
occurred in the first quarter
of the fiscal year should give
some
credit to the enormous increase
in the money supply. This
increase was felt to be
necessary to head off the
dangers of
Y2K. While the roller coaster
ride in technology was grabbing
the headlines, substantial
events were happening
elsewhere.
The Federal Reserve continued
to tighten interest rates in an
economic environment that was
on a record setting pace.
During the fiscal year, the Fed
raised the Discount Rate from
4.75% to 6.00% and didn't balk
from using strong language
that inflation potential was
real and would not be
tolerated. A
major concern of the Fed was
the rise in oil prices. In the
last
twelve months, the rise of
crude oil has increased 50%.
When
coupled with record low
readings of unemployment, and
increasingly strong
productivity numbers, oil
prices had the
potential to boost inflation.
The reality was that
competitive
pressures and lack of pricing
power kept corporate America
out of the inflation equation.

One obvious measure of
corporate health is the growth
rate of
corporate earnings. While still
above the historic average, the
rate of growth is slowing.
Along with the lack of pricing
power, corporations have had
currency problems to deal with.
Over the last twelve months,
the Euro has declined 20%
against the U.S. Dollar and
hurt companies with heavy
European sales exposure.

Our analysis of the economy
does not point to severe
slowing
in growth. However, after
several quarters of remarkable
strength, any reduction will
create suspicions of corporate
earnings expectations. With the
stock market having advanced
so much in recent years, an
environment of selective
disappointments will fuel
short-term volatility. We do
believe
that the phase of restrictive
policy from the Federal Reserve
is
coming to a close. While
interest rate cuts may not be
imminent, reduced fears of
further increases should calm
the
investment markets over the
long term.

The McGlinn Balanced Portfolio
will continue to be
comprised of securities that
have the combination of high
quality, attractive valuation,
and potential for long-term
appreciation.
McGlinn Capital Management,
Inc.

Baldwin Large-Cap Growth
Portfolio
Investors sure seem to be
concerned. Profit warnings are
coming more frequently. The
Federal Open Market
Committee continues to worry
about inflation. Equity fund
managers have raised cash
levels to points not seen since
the
liquidity crisis of 1998. On
top of all this, America did
not
"show well" in Florida.
Interestingly, there are also
political
problems in Taiwan, Israel, the
Philippines, Indonesia and
Japan - where coincidentally
the markets have fallen
dramatically.

It is true that third quarter
pre-announcement season was the
busiest on record and that
fourth quarter confessions have
started a month and a half
before the end of the quarter,
which
is unprecedented. We believe
that the adoption of Regulation
FD (Fair Disclosure) has
prompted some companies to
publicly identify troubles
earlier than they may have in
the
past heightening market
volatility. On the other hand,
we are
also seeing more companies
confirming that they will meet
or
beat expectations. So it is not
just a one-way street, although
it
may feel like one. Furthermore,
one has to understand that
bottom up analysts are human
and overshoot on both the high
side and the low side of
expectations. Many analysts
concerned with the risks of a
hard landing are now
aggressively slashing numbers.
Sometime (likely first quarter
2001) earnings cuts should move
to a point of exhaustion
which should bring investors
off the sidelines and back into
the game.

While we are reluctant to talk
about the elections because
they
have become a fiasco
approaching O. J. Simpson
proportions,
we feel we should reiterate
what we think is important.
First,
Greenspan, not the President,
manages the economy. Second,
the narrow margin of victory in
the Presidential and
Congressional races leave
neither party with a mandate.
As a
result, compromise and gridlock
will prove the ultimate
victors. No extreme budget
proposals should be passed. No
significant treasury issuance
should occur. By February, the
Fed will have a much clearer
view of the fiscal plans of the
new President. As inflation
expectations continue to fall,
the
Fed should move to a neutral
stance. If the economy does
worsen (i.e. 2% GDP growth or
less) the Fed will be free to
modestly cut rates to keep the
record of expansion intact.

In the past three months, the
total U.S. equity market cap,
as
measured by Trim Tabs, has lost
$1.4 trillion dollars in value.
While money still flows in to
equity funds at a healthy pace,
much of this liquidity is being
placed on the sidelines. Growth
mutual funds have taken in
nearly $215 billion dollars in
2000
and value funds have lost over
$50 billion dollars through net
redemptions according to
Investment Company Institute
data.
That being the case, one would
expect that "growth" managers
would enjoy considerable
liquidity advantage over
"value"
managers. As the Wall Street
Journal accurately identified
recently, cash levels at equity
mutual funds have risen to
levels last seen back in the
liquidity crisis of 1998. Money
market funds are again
competing with equities for
investor
dollars by taking in more than
$100 billion dollars since the
beginning of August. Portfolio
managers suggests that while
they are patiently waiting out
the current equity market
store,
they are not packing up and
moving away altogether.
Defensive money will ultimately
provide a liquidity boost to
help drive stocks higher when
these managers get back to
buying what their customers
have intended them to buy (i.e.
growth stocks). Tech growth
expectations may be slowing -
but they are not moving to
zero.

Real GDP continues to grow at a
healthy rate or roughly 2.7%.
Despite the Fed's worries,
inflation as measured by the
GDP
deflator is running at a 2%
annualized  rate with downward
momentum. Unemployment is low,
wages continue to grow.
Consumer confidence is still at
a high level and good growth
stocks are as cheap as they
have been in years.
Baldwin Investment Management

Cumberland Taxable Income
Portfolio
The Cumberland Taxable Bond
Fund is a new fund portfolio
that deployed cash into the
market in the middle of this
year.

The fixed income markets this
year has been the talk of two
markets. On one hand is the
U.S. Treasury bond market, and
then there is just about
everything else. The yields on
the 10-
year maturity Treasury Bond
declined this year from a 6.44%
at the beginning of 2000 to
5.80% on September 30th; it
peaked at 6.78% in late
January. Contrast this with the
Merrill
Lynch Broad Index of 10- to 15-
year Corporate Bonds  whose
yields began the year at 7.84%
and were essentially
unchanged on September 30th.

This widening of yields or
"spreads" to U.S. Treasuries
has
occurred in almost all taxable
debt markets this year. The
reasons are two-fold. The U.S.
Treasury embarked this year on
a well-publicized "buyback" of
Treasury Bonds, especially
longer maturities, financed by
the government surplus. This
has added a level of buying
which has no modern precedent
in
American History.

The second reason for widening
yield "spreads" has been a
"flight to quality" which
appeared in the markets this
year. It
results from a shift away from
the equity markets and into
fixed income investments.
Concern over a slower economy
and less than robust earnings
have kept investors away from
the corporate market and
focused on the liquidity and
safety of
Treasuries.

The construction of the
Cumberland Bond Portfolio takes
into
account our concern for credit
quality and wariness towards
inflation. Inflation, while
still under control as measured
by
various core indices, is a
concern for us. We see
pressures
from a tight labor market, as
well as an energy sector, which
has seen oil and gas prices
move substantially higher this
year.

The portfolio addresses these
concerns by being invested only
in obligations of the U.S.
Government, its agencies, or
state
and local governments (taxable
obligations). Within this
framework, the portfolio
allocates about 30% to
inflation
indexed bonds; these are in two
issues, one by the U.S.
Treasury, the other by
Tennessee Valley Authority, a
100%
government owned electric power
wholesaler. We believe
inflation indexed bonds will
anchor the portfolio should
inflation pick up in the years
ahead; hence, we consider them
to be core holdings of the
portfolio.
Moving forward, we expect the
growth of the economy to
slow which should bode well for
higher grade fixed income
securities. We remain wary
about the climbing U.S. Trade
Deficit, higher energy prices,
and the tight labor markets and
will reposition the portfolio
if conditions warrant.
Cumberland Advisors, Inc.

PSA Sector Fund
In hindsight, 8/30/00 was not
the ideal market environment to
start a new mutual fund. From
that date until 10/31/00, which
is the fiscal year-end for the
Penn Street Advisors Sector
Rotational Portfolio, equity
markets had performed poorly.
During that period, the Dow
Industrial Index was down 1%,
The S&P  500 was down 4.73%,
and the NASDAQ composite
was down 17.86%. Despite this
unattractive market
environment, the Fund was up
2.08%. This was accomplished
despite the fact that the fund
was fully invested the entire
period.

One of the major factors
contributing to the
outperformance of
the fund was our dramatic under
weighting in the Technology
Sectors. The Fund had a 14%
weighting in this sector, vs.
25%
in the overall market. Our
quantitative process indicated
that
companies in this sector tended
to have high valuations that
were not totally compensated by
earnings growth and
momentum factors. For the
period 8/30/00 to 10/31/00,
Technology companies were down
21.45%. Earnings
warnings, particularly from
Apple Computer and Intel,
helped
drive down this sector.

Ironically, one of our best
performing holdings falls in
the
Technology Sector category. DST
Systems, which provides
information processing and
computer software services to
the
financial services industry,
was up 32.5% for the period.
The other major factor
contributing to outperformance
over
this period was the funds
overweighting in financial and
utility
stocks. Interest rate
expectations had a big
influence on the
stock market during this
period. The Fed surprised many
analysts by not raising the Fed
Funds rate during the FOMC
meeting on August 22nd. During
the second quarter, economic
reports indicated that the
economy was slowing down, as
well
as productivity reports
indicating that inflation was
not
inevitable, helped bring down
interest rates. From 8/30/00
through 10/31/00, the Financial
Sector was up 4.4% and the
Utility Sector was up 6.1%. The
fund had a weighting of 19%
in financials and 6% in
utilities, vs. 14% and 3% for
the
overall market.

Of the financial stocks we own,
our insurance companies did
particularly well. Among them
are Nationwide Financial, up
28.2% over this period, MGIC
Investment, up 19%, and
AMBAC Financial, up 24%.

Our security selection within
the Utilities Sector also
contributed to
performance. Our largest
utility holding, PPL Corp. was
up 24.5% over this
period. We continue to
underweight technology
companies in the Fund.
Extremely high valuations
coupled with high earnings
growth expectations
make technology companies
vulnerable to dramatic declines
due to earnings
disappointments. We think that
for the next few months
avoiding areas of
the market where
disappointments might occur
will be the key to superior
performance.

All those involved at the Penn
Street Fund would like to thank
you for entrusting your
investments with us. We hope
that the
views of our Portfolio Advisors
have helped give you insight
into the performance of the
Funds as well as the
performance
of the market overall. We at
the Penn Street Fund are very
happy with the relative
performance of our Portfolio
Advisors,
and look forward to a
prosperous 2001.
Penn Street Advisors, Inc.


MCGLINN BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2000 	Penn Street
Fund, Inc.
COMMON STOCKS (63.58%)
			 Shares
	U.S. $ Value
Basic Materials (5.98%)
		Alcoa, Inc.
	530	$	15,204
		Boise Cascade Corp.
		400		11,475
		FMC Corp.*
	300		22,800
		Mead Corp.
	500		14,468
		Praxair, Inc.
	300		11,175
		Smurfit-Stone
Container Corp.*		400
	5,400
		USX-U.S. Steel
Group		400		6,375

	86,897
Capital Goods (6.56%)
		Emerson Electric
Co.		300		22,031
		Honeywell
International, Inc.
	600		32,288
		Ingersoll-Rand Co.
		300		11,325
		Minnesota Mining &
Manufacturing Co.		200
	19,325
		United Technologies
Corp.		150		10,472

	95,441
Communication Services (4.23%)
		ALLTEL Corp.
	400		25,775
		AT&T Corp.
	350		8,116
		Sprint Corp.
	400		10,200
		Verizon
Communications		300
	17,344

	61,435
Consumer Cyclicals (1.26%)
		Lowe's Companies,
Inc.		100		4,569
		Target Corp.
	500		13,812

	18,381

Consumer Staples (5.85%)
		Avon Products, Inc.
		400		19,400
		Coca-Cola Co.
	275		16,603
		Disney (Walt) Co.
	400		14,325
		General Mills, Inc.
		200		8,350
		Kimberly-Clark
Corp.		400		26,400

			85,078




MCGLINN BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS -
continued
October 31, 2000	Penn Street
Fund, Inc.
			 Shares
	U.S. $ Value

Energy (7.66%)
		Baker Hughes, Inc.
		250		8,594
		Conoco, Inc. -
Class B		800
	21,750
		Halliburton Co.
	300		11,118
		Occidental
Petroleum Corp.		300
	5,962
		R&B Falcon Corp.*
	400		10,000
		Schlumberger LTD
	100		7,613
		Unocal Corp.
	800		27,300
		USX-Marathon Group
		700		19,031

	111,368
Financials (13.11%)
		Allstate
Corporation		400
	16,100
		Bank of America
Corp.		500		24,031
		Chase Manhattan
Corp.		600		27,300
		Citigroup, Inc.
	200		10,525
		Dime Bancorp, Inc.
		300		7,331
		Fleet Boston
Financial Corp.		400
	15,200
		Freddie Mac
	600		36,000
			MBNA Corp.
	300		11,269
		Merrill Lynch & Co.
		100		7,000
		UNUM Provident
Corp.		800		22,600
		Washington Mutual,
Inc.		300		13,200

	190,556
Healthcare (7.65%)
		Bristol-Myers
Squibb Co.		400
	24,375
		HCA - The
Healthcare Co.		400
	15,975
		Johnson & Johnson
	100		9,212
		Merck & Co.
	300		26,981
		Pfizer, Inc..
	200		8,638
		Schering-Plough
Corp.		200		10,338
		Tenet Healthcare
Corp.		400		15,725

	111,244


Shares	        U.S. $
Value
Technology (10.06%)
		Advanced Micro
Devices, Inc.*		500
	11,312
		America Online,
Inc.*		400		20,200
		Compaq Computer
Corp.		800		24,328
		Electronic Data
Systems Corp.		400
	18,775
		International
Business Machines Corp.
	225		22,163
		JD Edwards & Co.*
	200		5,175
		Motorola,
	475		11,845
		Microsoft Corp.*
	100		6,888
		National
Semiconductor Corp.*
	200		5,200
		SAP AG - ADS
	125		6,375
		Unisys Corp.*
	1,100		14,025

	146,286
Transports (0.64%)
		FedEx Corp.*
	200		9,372

Utilities (0.58%)
		Williams Companies,
Inc.		200		8,363

TOTAL COMMON STOCK (Cost
$902,494)
	924,421





MCGLINN BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS -
continued
October 31, 2000	Penn Street
Fund, Inc.


FIXED INCOME SECURITIES
(31.99%)

Principal

Amt. (b)	U.S. $ Value
 U. S. Government and
Government Agencies (31.99%)
		FHLMC 7.000% due
01/01/15		46,067
	45,823
	Freddie Mac 7.375% due
05/15/03		25,000
	25,582
		US Treasury Bond
5.875% due 02/15/04
	75,000		75,011
		US Treasury Bond
6.500% due 02/15/10
	50,000		52,367
		US Treasury Bond
5.750% due 08/15/03
	115,000		114,622
		US Treasury Bond
6.500% due 08/15/05
	50,000		51,406
		US Treasury Bond
6.000% due 08/15/09
	25,000		25,266
		US Treasury Bond
5.875% due 11/15/04
	75,000		75,082

	465,159

TOTAL FIXED INCOME SECURITIES
(Cost $460,741)
	465,159

SHORT-TERM INVESTMENTS (3.33%)
		Highmark Money
Market Fund		48,430
	48,430

TOTAL SHORT-TERM INVESTMENT
(Cost $48,430)
	48,430
TOTAL INVESTMENT IN SECURITIES
(98.90%)
(Cost: $1,411,665)
		1,438,010

ASSETS IN EXCESS OF OTHER
LIABILITIES  (1.10%)
		16,027

TOTAL NET ASSETS (100.0%)
			$1,454,037
PSA Sector Portfolio
PORTFOLIO OF INVESTMENTS
October 31, 2000	Penn Street
Fund, Inc.


COMMON STOCKS (96.88%)

Communication Services (3.49%)
		Shares
	U.S. $ Value
		Bellsouth Corp.
	800	$	38,650
		Scientific-Atlanta
Inc.		300		20,531

	59,181

Consumer Cyclicals (11.79%)

		Genuine Parts Co.
	1,400		29,837
		Harley-Davidson
Inc.		700		33,731
		International Game
Technology*		300
	10,988
		Lennar Corporation
		1,100		35,337
		Pulte Corporation
	800		26,650
		Radioshack Corp.
	400		23,850
		Talbots Inc.
	500		39,531

	199,924
Consumer Staples (8.38%)
		Anheuser-Busch Co's
Inc.		1,100		50,325
		Hillenbrand
Industries		800
	37,000
		Safeway Inc.*
	1,000		54,688

	142,013
Energy (11.71%)
		Apache Corp.
	500		27,656
		Chevron Corp.
	600		49,275
		 Exxon Mobil Corp.
		600		53,513
		Kerr-McGee Corp.
	700		45,719
		TECO Energy, Inc.
	800		22,300

	198,463


				 Shares
		    U.S. $ Value

Financials (18.91%)
		Ambac Financial
Group, Inc.		200
	15,962
		Comerica, Inc.
	600		36,187
		Commerce
Bancshares, Inc.		700
	25,156
		Heller Financial,
Inc.		1,000		29,250
		Lehman Brothers
Holdings		600
	38,700
		Merrill Lynch & Co.
		300		21,000
		MGIC Investment
Corp.		600		40,875
		Nationwide
Financial Services, Inc.
	600		29,175
		Old Republic
International Corp.
	1,100		28,600
		Radian Group Inc.
	400		28,350
		SEI Investments Co.
		300		27,225

	320,480

Healthcare (8.96%)
		Schering-Plough
Corp.		900		46,519
		SmithKline Beecham
Plc		900		58,669
		Wellpoint Health
Network, Inc.*		400
	46,775

	151,963
Industrial (14.23%)
		AVX Corp.
	800		22,900
		Boeing Co.
	700		47,469
		Kemet Corp.*
	700		19,512
		Precision Castparts
Corp.		900		33,975
		Teleflex, Inc.
	1,000		34,563
		Tyco International
LTD		600		34,013
		United Technologies
Corp.		700		48,869

	241,301









	 			Shares
		    U.S. $ Value

Technology (14.01%)
		Avnet, Inc.
	1,500		40,313
		DST Systems, Inc.*
		600		36,975
		FactSet Research
Systems, Inc.		1,000
	37,870
		Integrated Device
Technology, Inc.		200
	11,262
		STMicroelectronics
N.V.		400		20,775
		Sun Microsystems,
Inc.*		300		33,262
		Tektronix, Inc.
	800		57,000

	237,457

Transport (2.24%)
		Canadian Pacific
Ltd.		1,300		37,944

Utilities (3.16%)
		PPL Corp.
	1,300		53,544


TOTAL COMMON STOCK (Cost
$1,599.813)
	1,642,270


Principal
			       Amt.
	   		 $ Value
SHORT-TERM INVESTMENTS (6.92%)

		Highmark Money
Market Fund		117,261
	117,261

TOTAL SHORT-TERM INVESTMENT
(Cost $117,261)
	117,261

TOTAL INVESTMENT IN SECURITIES
(103.80%)
(Cost: $1,717,074)
		1,759,531

LIABILITIES IN EXCESS OF OTHER
ASSETS  (-
3.80%)
	(64,344)

TOTAL NET ASSETS (100%)

	$1,695,187


SHORT-TERM INVESTMENTS (99.72%)
		Highmark Money
Market Fund		$460,020	$
	460,020

TOTAL SHORT-TERM INVESTMENT
(Cost $460,020)
	460,020

TOTAL INVESTMENT IN SECURITIES
(99.72%)
(Cost $460,020)
	460,020

ASSETS IN EXCESS OF OTHER
LIABILITIES (0.28%)
		1,301

TOTAL NET ASSETS (100%)
	$
	461,321



PREFERRED STOCKS (32.95%)
	 			Shares
		    U.S. $ Value

		New Jersey Economic
Development Authority
	3,000	$	73,125
		Tennessee Valley
Authority		5,000
	114,375


TOTAL PREFERRED STOCK  (Cost
$186,312)
	187,500

FIXED INCOME SECURITIES
(62.98%)

	Principal

Amt. 	     		U.S. $ Value
U.S.	Government (44.94%)
		US Treasury Bond
5.65% due 02/15/06	$
	100,000		99,156
		US Treasury
Inflation Index due 01/15/08
	106,756		105,090
		US Treasury Strips
due 02/15/18		75,000
		26,835
		US Treasury Strips
due 11/15/12		50,000
		24,640

	255,721
Government Agency (18.04%)
		Tennessee Valley
Inflation Index 3.37% due
01/15/07		108,789
	102,635

TOTAL FIXED INCOME SECURITIES
(Cost $355,030)
	358,356

SHORT-TERM INVESTMENTS (3.68%)

		Highmark Money
Market Fund		20,943
	20,943

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,943)
	20,943

TOTAL INVESTMENTS IN SECURITIES
(99.61%)
(Cost $562,285)
	566,799

ASSETS IN EXCESS OF OTHER
LIABILITIES (0.39%)
		2,192

TOTAL NET ASSETS (100%)
	$	568,991




STATEMENT OF ASSETS AND
LIABILITIES
October 31, 2000	Penn Street
Fund, Inc.



Baldwin
Cumberland
	McGlinn      PSA Sector
Large-Cap        Taxable Income


Portfolio      Portfolio
Portfolio       Portfolio
ASSETS
	Investment in securities,
at value (cost
$1,411,665;$1,717,074
		$460,020 and
$562,285 respectively)
	$1,438,010	$1,759,531
	$460,020	$566,799
	Receivables:
		Interest and
dividends			7,861
	887	1,609	4,485
		Investments sold
		15,735	8,100	-
	-
		Fund shares sold
		544	-	2,494
	507
		Investment advisor
			665	1,639
	2,086	1,520
	Prepaid expenses
	813	-	-	-

Total assets
	1,463,628	1,770,157
	466,209	573,311
LIABILITIES
	Distributions payable
		2,826	-	-	-
		Payable for
securities purchased
	-	69,266	-	-
	Accrued expenses
	6,765	5,704	4,888	4,320
Total liabilities
	9,591	74,970	4,888
	4,320

NET ASSETS
	$1,454`,037	$1,695,187
	$461,321	$568,991

Shares outstanding
	109,769	138,420
	38,357	47,013

Net asset value, offering and
redemption
	price per share
	$13.25	$12.25
	$12.03	$12.10

Net assets consist of:
	Paid-in capital
	$2,195,756	$1,666,033
	$461,321	$564,477
	Undistributed net
investment income			-
	-	-	-
	Accumulated net realized
< loss> on investments
	(768,064)	(13,303)	-
	-
	Unrealized
appreciation/depreciation of
investments 		26,345
	42,457	-	4,514

Total net assets
	$1,454,037	$1,695,187
	$461,321	$568,991




STATEMENT OF OPERATIONS
For the Year Ended October
31,2000	Penn Street Fund,
Inc.


Baldwin
Cumberland
	McGlinn       PSA Sector
Large-Cap          Taxable
Income


Portfolio          Portfolio *
Portfolio *
Portfolio*
INVESTMENT  INCOME
	Interest
	$67,711 	$1,289
	$2,832	$3,353
	Dividends
	23,140	1,048	-
	1,425
		Total  income
		90,851	2,337
	2,832	4,778

EXPENSES
	Investment management
fees 			12,944
	1,061	306	334
	Shareholder servicing
fees			1,165	88
	25	44
	Administration,
accounting and transfer agent
		13,045	972
	280	484
	Professional fees
	9,349	1,846	1,846	1,846
	Custody fees
	6,383	1,763	1,763	1,175
	Organization expenses
		6,093	-	-	-
	Directors' fees and
expenses			1,043
	198	198	198
	Other operating expenses
			2,743	600
	600	599
		Total expenses
before reimbursements
	52,765	6,528	5,018
	4,680
		Less:
reimbursements
	(1,191)	(3,524)
	(4,157)	(3,207)
		Total expenses
after reimbursements
	51,574	3,004	861
	1,473
Net investment income/<loss>
		39,277	(667)
	1,971	3,305

NET REALIZED <LOSS> ON:
	Investment securities
		(83,920)
	(13,303)	-	-

NET CHANGE IN UNREALIZED
APPRECIATION
FROM:
	Investment securities
		144,938	42,457
	-	4,514

NET CHANGE REALIZED AND
UNREALIZED
GAIN/<LOSS>
   FROM INVESTMENTS
	61,018	29,154	-
	4,514
NET INCREASE  IN NET ASSETS
RESULTING
FROM OPERATIONS
	$100,295	$28,487
	$1,971	$7,819



MCGLINN BALANCED PORTFOLIO
Statement of Changes in Net
Assets	Penn Street Fund,
Inc.



Year ended
Year ended

October 31, 2000
October 31, 1999

INCREASE/<DECREASE> IN NET
ASSETS FROM
OPERATIONS:
	Net investment income
	$   39,277     	$
25,519
	Net realized gain /(loss)
on investments
	(83,920)	383,152
	Net unrealized
appreciation on investments
	144,938	111,127
	Net increase in net
assets resulting from
operations		100,295
	519,798

DIVIDEND AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
	Net investment income
	(45,370)	(31,892)
	Realized gains		-
	(8,283)

CAPITAL SHARE TRANSACTIONS:
	Decrease in net assets
derived from capital share
transactions
	(1,370,407)	(769,750)

	Total decrease in net
assets		(1,315,482)
	(290,127)

NET ASSETS:
	Beginning of period
	2,769,519	3,059,646
	End of period (including
undistributed net investment
		income of $-0- and
$-0-, respectively)
	$1,454,037	$2,769,519



Year ended
Year ended

October 31, 2000 	October
31, 1999
			    Shares
	   Value	Shares
	Value
	Shares sold		17,819
	 $	229,797
155,036	$2,069,012
	Shares reinvested
	2,939		37,718
	2,757	35,346
	Shares redeemed
	(126,990)
	(1,637,922)	(222,843)
	(2,874,108)
	Increase/(decrease)
	(106,232)
	$(1,370,407)
	(65,050)	$(769,750)





PSA SECTOR PORTFOLIO
STATEMENT OF CHANGES IN NET
ASSETS	PENN STREET FUND,
INC.


	         For the period
08/30/00*

through 10/31/00

INCREASE/(DECREASE) IN NET
ASSETS FROM
OPERATIONS:
	Net investment income
	$(667)
	Net realized (loss) on
investments
	(13,303)
	Net increase in
unrealized appreciation on
investments		42,457
	Net increase net assets
resulting from operations
	28,487

DIVIDEND AND DISTRIBUTION TO
SHAREHOLDERS FROM:
	Net investment income
	-
	Realized gains 		-


CAPITAL SHARE TRANSACTIONS:
	Increase in share assets
derived from
		capital share
transactions
	1,666,700

	Total increase in net
assets		1,695,187

NET ASSETS:
	Beginning of period
	-
	End or period (including
undistributed net
		investment income
of ($0)		$1,695,187


			   For
the period

August 30, 2000*

through October
31, 2000
			    Shares
	   Value

	Shares sold
138,420          $ 1,666,700
	Shares reinvested
	-		-
	Shares redeemed		-
		-
	Increase (decrease)
	138,420
	$1,666,700




BALDWIN LARGE-CAP GROWTH
PORTFOLIO
Statement of Changes in Net
Assets	Penn Street Fund,
Inc.


	              For the
Period 08/30/00 *

through 10/31/00


INCREASE/(DECREASE) IN NET
ASSETS FROM
OPERATIONS:
	Net investment income
	$1,971
	Net increase in net
assets resulting from
operations		1,971

DIVIDEND AND DISTRIBUTION TO
SHAREHOLDERS FROM:
	Net investment income
	(1,971)
	Realized gains 		-


CAPITAL SHARE TRANSACTIONS:
	Increase in assets
derived from
		capital share
transactions		461,321


	Total increase in net
assets		461,321

NET ASSETS:
	Beginning of period
	-
	End or period (including
undistributed net
		investment income
of $(-0-))		$461,321


			    For
the period

August 30, 2000*

through October
31, 2000

			    Shares
	   Value
	Shares sold		38,193
	 $	459,350
	Shares reinvested
	164		1,971
	Shares redeemed		-
		-
	Increase (decrease)
	38,357	$	461,321




CUMBERLAND TAXABLE INCOME
PORTFOLIO
Statement of Changes in Net
Assets	Penn Street Fund,
Inc.


	              For the
Period 08/30/00 *

through 10/31/00


INCREASE/(DECREASE) IN NET
ASSETS FROM
OPERATIONS:
	Net investment income
	$3,305
	Net in unrealized
appreciation on investments
	4,514
	Net increase in net
assets resulting from
operations		7,819

DIVIDEND AND DISTRIBUTION TO
SHAREHOLDERS FROM:
	Net investment income
	(3,305)
	Realized gains 		-


CAPITAL SHARE TRANSACTIONS:
	Increase in share assets
derived from
		capital share
transactions		564,477


	Total increase in net
assets		568,991

NET ASSETS:
	Beginning of period
	-
	End or period (including
undistributed net
		investment income
of $(-0-))		$568,991


			   For
the period

August 30, 2000*
		           through
October
31, 2000
			Shares
Value
	Shares sold		47,363
	 $	568,672
	Shares reinvested
	273		3,305
	Shares redeemed
	(623)		(7,500)
			Increase
(decrease)		47,013	$
	564,477



MCGLINN BALANCED PORTFOLIO
Financial Highlights
For a share outstanding
throughout each period 	Penn
Street Fund, Inc.

	              Year ended
Year ended           Year ended
year ended
11/08/1995*

    	                 10/31/00
10/31/1999(3)
10/31/1998                10/
30/1997 	   to 10/ 31/1996
PER SHARE OPERATING PERFORMANCE
	Net asset value,
beginning of period
	$12.82	$10.89
	$11.37	$10.82
	$10.00
	Income from investment
operations
		Net investment
income		0.23	0.12
	0.05	0.02	0.05
	Net realized and
unrealized gain (loss)
		    on investments
		0.49	2.00	(0.41)
	1.41	0.84		Total
from investment operations
	0.72	2.12	(0.36)
	1.43	0.89
	Less distributions
		Distributions from
net investment income
	(0.29)	(0.15)
	(0.05)	(0.04)
	(0.07)
		Distributions from
realized gains		-
	(0.04)	(0.07)
	(0.84)	-
		Total distributions
		(0.29)	(0.19)
	(0.12)	(0.88)
	(0.07)

	Net asset value, end of
period		$13.25
	$12.82	$10.89
	$11.37	$10.82

TOTAL RETURN 		5.66%
	19.45%	(3.18%)
	13.57%	8.89%
RATIOS/SUPPLEMENTAL DATA
	Net assets, end of period
(in thousands)		$1,454
	$2,770	$3,060
	$26,056	$26,137
	Ratio of expenses to
average net assets
		before
reimbursement of expenses
		by advisor
	2.31%	1.90%	1.99%	1.71%
	1.82%
		after reimbursement
of expenses
		by advisor
	2.25%	1.90%	1.99%	1.71%
	1.82%
	Ratio of net investment
income (loss) to
		average net assets
before reimbursement
		of expenses by
advisor		1.66%	1.02%
	0.17%	0.20%	0.40%
		after reimbursement
of expenses
		by advisor
	1.72%	1.02%	0.17%	0.20%
	0.40%

	Portfolio turnover rate
	140%	194%	44%	25%
	42%

	         *Commencement of
operations
		(1) Annualized
		(2) Not Annualized
(3)	On April 5, 1999 the
Fund's investment objectives
were changed from "high total
return, with emphasis
	on capital appreciation"
to "Long-term growth with
moderate income" and McGlinn
Capital Management, Inc.
was retained as the Fund's new
investment advisor.




Financial Highlights
For a share outstanding
throughout each period 	Penn
Street Fund, Inc.

	    PSA
Sector	 	Baldwin
Large-Cap     	Cumberland
Taxable
	8/30/00*
to 10/31/00
08/30/00* to 10/ 31/00
08/30/00* to 10/31/00

PER SHARE OPERATING PERFORMANCE
	Net asset value,
beginning of period
	$12.00		$12.00
		$12.00

	Net income from
investment operations
		Net investment
income		(0.01)
	0.08		0.09
	Net realized and
unrealized gain  (loss)
		on investments
	0.26	 	-
	0.08			Total
from investment operations
	 0.25		0.08
	0.17
	Less distributions
		Distributions from
net investment income		-
		(0.05)
	(0.07)
		Distributions from
net realized gains
-			-		-
		Total distributions
		          0.00
	(0.05)		(0.07)

	Net asset value, end of
period		$12.25
	$12.03		$12.10

TOTAL RETURN
2.08%		0.68%		1.42%
RATIOS/SUPPLEMENTAL DATA
	Net assets, end of period
(in thousands)		$1,695
		$461		$569
	Ratio of expenses to
average net assets
		before
reimbursement of expenses
		by advisor
	3.59%		9.48%
	5.21%
		after reimbursement
of expenses
		by advisor
	1.65%		1.63%
	1.64%
	Ratio of net investment
income (loss) to
		average net assets
before reimbursement
		of expenses by
advisor		-2.30%
	-4.13%		0.11%
		after reimbursement
of expenses
		by advisor		-
0.36%		3.72%		3.68%

	Portfolio turnover rate
	41%		0%
	0%

	     *	Commencement
of operations
	(1)	Annualized
	(2) 	Not annualized



(1)	Organization

Penn Street Fund Inc. (the
"Fund"), is registered under
the
Investment Company Act of 1940,
as amended (the "1940
Act"), as an open-end
management investment company
and
is authorized to issue shares
in five separate series. The
Fund
currently offers shares in
three diversified series, the
McGlinn
Balanced Portfolio (formerly
the Global Equity Portfolio),
Baldwin Large-Cap Growth
Portfolio and Cumberland
Taxable Income Portfolio and
one non-diversified series, the
Penn Street Advisors Sector
Portfolio (PSA Sector
Portfolio)
(collectively the
"Portfolios"). Shares of the
Global Income
Portfolio, a diversified
series, are not currently
offered for
sale.

The Fund was incorporated on
July 6, 1995, and between that
date and November 8, 1995 the
Fund had no operations other
than those relating to
organizational matters and the
registration of its shares
under applicable securities
laws.

(2)	Significant Accounting
Policies

The McGlinn Balanced
Portfolio's current investment
objective is to provide long-
term growth with moderate
income using a flexible asset
allocation approach that
emphasizes the selection of
securities (typically 60%
domestic
equity securities and 40% in
domestic fixed income
securities)
that provide sufficient current
income to reduce downside risk.

The PSA Sector Portfolio's
investment objective is provide
long-term capital appreciation
by investing in a combination
of equity securities, cash and
money markets or cash
equivalent products.
The Baldwin Large-Cap Growth
Portfolio's investment
objective is to provide long-
term capital appreciation by
investing in the stocks of
large capitalization U.S. and
foreign
companies that the advisor
believes are undervalued and
offer
above average potential for
capital appreciation.

The Cumberland Taxable Income
Portfolio's investment
objective is to maximize return
by using a top-down
investment style employing
general economic overviews
supplemented by input from
traditional Wall Street and
governmental sources.

The price of each  Portfolio's
shares will fluctuate daily and
there can be no assurance that
the Portfolios will be
successful
in achieving their stated
investment objectives.

The following is a summary of
the significant accounting
policies followed by the
Portfolios in the preparation
of their
financial statements. These
policies are in accordance with
generally accepted accounting
principles.

A.	Security Valuation. The
securities held by the
Portfolios
are valued as of the close of
the New York Stock Exchange
(the "NYSE"). Listed securities
are valued at the last quoted
sales price on the exchange
where the security is
principally
traded. Securities listed on
foreign exchanges are valued at
the
latest quoted market price
available prior to the close of
the
NYSE. Debt securities may be
valued on the basis of prices
provided by a pricing service
using methods approved by the
Fund's Board of Directors.
Other assets and securities for
which no quotations are readily
available are valued in good
faith by, or under the
direction of, the Fund's Board
of
Directors.
B.	Currency Translation. The
market values of all assets and
liabilities denominated in
foreign currencies are recorded
in
the financial statements after
translation to the U.S. dollar
based upon the bid price of
such currencies against the
U.S.
dollar last quoted by a major
bank or broker. The cost basis
of
such assets and liabilities is
determined based upon
historical
exchange rates. Income and
expenses are translated at
average exchange
rates in effect as accrued or
incurred.

The Portfolios do not isolate
that portion of the results of
operations resulting from
changes in foreign exchange
rates on
investments from the
fluctuations arising from
changes in
market prices of securities
held. Such fluctuations are
included
with the net realized and
unrealized gain or loss from
investments.

Reported net realized foreign
exchange gains or losses arise
from sales and
maturities of short-term
securities, sales of foreign
currencies, currency gains
or losses realized between the
trade and settlement dates on
securities
transactions, the difference
between the amounts of
dividends, interest, and
foreign withholding taxes
recorded on the Portfolios'
books, and the U.S.
dollar equivalent of the
amounts actually received or
paid. Net unrealized
foreign exchange gains and
losses arise from changes in
the value of assets
and liabilities other than
investments in securities at
fiscal year end, resulting
from changes in the exchange
rate.

C.	Forward Currency
Contracts. The Portfolios may
enter into forward
purchases or sales of foreign
currencies to hedge certain
foreign currency
denominated assets and
liabilities against declines in
market value relative to
the U.S. dollar. Forward
currency contracts are marked-
to-market daily and
the change in market value is
recorded by the Portfolios as
an unrealized gain
or loss. When the forward
currency contract is closed,
the Portfolios record a
realized gain or loss equal to
the difference between the
value of the forward
currency contract at the time
it was opened and the value at
the time it
was closed.

Investments in forward currency
contracts may expose the
Portfolios to risks resulting
from unanticipated movements in
foreign currency exchange rates
or failure of the counterparty
to the agreement to perform in
accordance with the terms of
the contract.

D.	Federal Income Taxes. The
Portfolios intend to comply
with the requirements of the
Internal Revenue Code
applicable
to regulated investment
companies and to distribute all
of their
taxable income to their
shareholders. Therefore, no
federal
income tax provision is
required.

E.	Security Transactions,
Interest and Dividends. As is
common in the industry,
security transactions are
recorded on the trade date.
Interest income is accrued as
earned. Discounts and premiums
are amortized
in accordance with Federal
income tax requirements.
Dividends are
recorded on the ex-dividend
date.

F.	Distributions to
Shareholders. Distributions to
shareholders are recorded on
the ex-dividend date. The
character of distributions paid
to shareholders is determined
by reference to income as
determined for income tax
purposes,
after giving effect to
temporary differences between
the
financial reporting and tax
basis of assets and
liabilities, rather
than income as determined for
financial reporting purposes.

G.	Deferred Organization
Expenses. All of the expenses
incurred by the Fund in
connection with the initial
organization and the
registration of the McGlinn
Balanced and
the Global Income Portfolios'
shares were borne equally by
each Portfolio and are being
amortized to expense on a
straight-line basis over a
period of five years. Expenses
incurred in connection with the
organization of the PSA Sector
Portfolio, the Baldwin Large-
Cap Growth Portfolio, and the
Cumberland Taxable Income
Portfolio were borne by  Penn
Street Advisors, Inc. (" Penn
Street"), the Portfolios'
administrator.

H.	Use of Estimates. In
preparing financial statements
in
accordance with generally
accepted accounting principles,
management is required to make
estimates and assumptions
that affect the reported
amounts of assets and
liabilities and
the disclosure of contingent
assets and liabilities at the
date of
the financial statements, and
revenues and expenses during
the
reporting period. Actual
results could differ from those
estimates.

(3)	Investments

For the fiscal year ended
October 31, 2000, the cost of
securities purchased and the
proceeds from securities sold,
excluding short-term notes, was
$4,057,139 and $5,359,479,
respectively, for the McGlinn
Balanced Portfolio, $1,991,996
and $378,850, respectively, for
the PSA Sector Portfolio, $0
and $0 respectively for the
Baldwin Large-Cap Growth
Portfolio and $540,707 and $0
respectively, for the
Cumberland Taxable Income
Portfolio.

At October 31, 2000, net
unrealized appreciation of
investment securities consisted
of gross unrealized
appreciation and gross
unrealized depreciation of
$120,517
and $(94,172), respectively,
for the McGlinn Balanced
Portfolio, $89,138 and
$(46,681),  respectively, for
the PSA
Sector Portfolio, $0 and ($0),
respectively for the Baldwin
Large-Cap Growth Portfolio and
$4,951 and $(437),
respectively, for the
Cumberland Taxable Income
Portfolio.

On October 31, 2000 the McGlinn
Balanced Portfolio had a
capital loss carry forward of
$768,064, which expires
$652,656 in 2006, $31,488 in
2007 and $83,920 in 2008 and
the PSA Sector Portfolio had a
capital loss carry forward of
$13,303 which expires in 2008.

(4)	Capital Stock

At October 31, 2000, the
authorized capital of the Fund
consisted of one billion shares
of $.01 par value common
stock with 100 million shares
designated and classified the
McGlinn Balanced Portfolio, 100
million shares designated
and classified the PSA Sector
Portfolio, 100 million shares
designated and classified the
Baldwin Large-Cap Growth
Portfolio, 100 million shares
designated and classified the
Cumberland Taxable Income
Portfolio, and 100 million
shares
designated and classified the
Global Income Portfolio.

(5)	Investment Management Fee
and Administration Fee

Investment Advisory Agreements.
Effective August 30, 2000
Penn Street provided investment
management services to the
PSA Sector portfolio under an
Investment Advisory
Agreement. Penn Street provides
the Portfolio with continuous
investment programs, a trading
department, and the selection
of brokers and dealers to
effect securities transactions.
As
compensation for its services,
Penn Street is paid monthly fee
which is equal to the annual
rate of 0.60% of the PSA Sector
Portfolio's average daily net
assets.

Effective April 5, 1999 McGlinn
Capital Management, Inc.
("McGlinn") was retained to
provide investment management
services to the McGlinn
Balanced Portfolio under an
Investment Advisory Agreement.
McGlinn provides the
Portfolio with continuous
investment programs, a trading
department, and the selection
of brokers and dealers to
effect
securities transactions. As
compensation for its services,
McGlinn is paid a monthly fee
which is equal to the annual
rate of 0.60% of the
Portfolio's average daily net
assets. For
periods prior to April 5, 1999
Penn Street provided investment
management services to the
McGlinn Balanced Portfolio.

Effective August 30, 2000,
Baldwin Investment Management,
LLC ("Baldwin") and Cumberland
Advisors, Inc.
("Cumberland") were retained to
provide investment
management services to the
Baldwin Large-Cap Growth
Portfolio and the Cumberland
Taxable Income Portfolio,
respectively, under separate
Investment Advisory Agreements.
Both Baldwin and Cumberland
provide their respective
Portfolios with continuous
investment programs, a trading
department, and the selection
of brokers and dealers to
effect
securities transactions. As
compensation for their
services,
Baldwin will be paid a monthly
fee which is equal to the
annual rate of 0.60% of the
Baldwin Large-Cap Growth
Portfolio's average daily net
assets and Cumberland will be
paid a monthly fee which is
equal to the annual rate of
0.38%
of the Cumberland Taxable
Income Portfolio's average
daily
net assets.

Administration Agreement. Penn
Street also serves as the
Administrator of the Fund under
an Administration
Agreement. The services include
the administration of the
Fund's business affairs,
supervision of services
provided by
other organizations providing
services to the Fund, including
the custodian, dividend
disbursing agent, legal counsel
and
independent accountants,
preparation of certain Fund
records
and documents, record keeping
and accounting services. As
compensation for these
services, Penn Street is paid a
monthly
fee which is equal to the
annual rate of 0.55% of the of
each of
the Portfolio's average daily
net assets. For periods prior
to
August 30, 2000, the
administration fees paid to
Penn Street
by the McGlinn Balanced
Portfolio were calculated at
the
annual rate of 0.60% of the
Portfolio's average daily net
assets.

Effective September 22, 2000,
Penn Street has voluntarily
agreed to limit each
Portfolio's operating expenses
to 1.75%
of each Portfolio's average net
assets. This expense limitation
is voluntary and may be
discontinued at any time. For
the
period from August 30, 2000
(commencement of operations)
to September 21, 2000 Penn
Street had limited the
operating
expenses of the PSA Sector
Portfolio, the Baldwin Large-
Cap
Growth Portfolio, and the
Cumberland Taxable Income
Portfolio to 1.50% of each
Portfolio's average daily net
assets.

(6)	Distribution Plans

Distribution Plan. The
Portfolios have adopted
Distribution Plans pursuant
to rule 12b-1 under the '40
Act, whereby each Portfolio may
make monthly
payments at the annual rate of
0.35% of each Portfolio's
average net assets to
East Coast Consultants, Inc.
("East Coast") for providing
certain distribution
services. These services can
include: promotion of the sale
of Portfolio
shares, preparation of
advertising and promotional
materials, payment of
compensation to persons who
have been instrumental in the
sale of Portfolio
shares, and for other services
and materials, including the
cost of printing
Fund prospectuses, reports and
advertising material provided
to investors,
and to defray overhead expenses
of East Coast incurred in
connection with
the promotion and sale of Fund
shares. For periods prior to
September 22,
2000 the Distribution Plans
provided for monthly payments
to East Coast at
the annual rate of 0.25% of
each Portfolio's average net
assets.

Shareholder Services Plan. The
Portfolios have also adopted
Shareholder
Services Plans (the "Plans")
which are designed to promote
the retention of
shareholder accounts. Under
these Plans, the Portfolios are
authorized to pay
East Coast a monthly fee which,
on an annual basis, may not
exceed 0.25%
of the average net assets of
each Portfolio. Payments under
the Plans would
be used, among other things, to
compensate persons and/or
organizations
that provide services to
shareholders that are designed
to encourage them to
maintain their investments in
the Portfolios.

(7)	Other Transactions with
Affiliates

Certain officers and directors
of the Fund are also officers
and/or directors of Penn Street
and East Coast.

Shareholders and Board of
Directors
The Penn Street Fund, Inc.
Malvern, Pennsylvania


We have audited the
accompanying statements of
assets and liabilities,
including the portfolios of
investments, of the McGlinn
Balanced Portfolio, the
Penn Street Advisors Sector
Rotational Portfolio,
the Baldwin Large-Cap Growth
Portfolio and the
Cumberland Taxable Income
Portfolio (four of the
portfolios constituting The
Penn Street Fund, Inc.)
as of October 31, 2000, the
related statements of
operations and changes in net
assets, and the
financial highlights for each
of the periods
subsequent to October 31, 1996
as indicated
thereon. These financial
statements and financial
highlights are the
responsibility of the Fund's
management. Our responsibility
is to express an
opinion on these financial
statements and financial
highlights based on our audits.
The financial
highlights of the McGlinn
Balanced Portfolio for
the period November 5, 1995
(commencement of
operations) to October 31, 1996
were audited by
other auditors whose report
dated November 18,
1996 expressed an unqualified
option on the
financial highlights.

We conducted our audits in
accordance with
generally accepted auditing
standards. Those
standards require that we plan
and perform the audit
to obtain reasonable assurance
about whether the
financial statements and
financial highlights are free
of material misstatement. An
audit includes
examining, on a test basis,
evidence supporting the
amounts and disclosures in the
financial statements.
Our procedures included
confirmation of securities
owned as of October 31, 2000,
by correspondence
with the custodian and brokers.
An audit also
includes assessing the
accounting principals used
and significant estimates made
by management, as
well as evaluating the overall
financial statement
presentation. We believe our
audits provide a
reasonable basis for our
opinion.

In our opinion, the financial
statements and
financial highlights referred
to above present fairly,
in all material respects, the
financial position of the
McGlinn Balanced Portfolio, the
Penn Street
Advisors Sector Rotational
Portfolio, the Baldwin
Large-Cap Growth Portfolio, and
the Cumberland
Taxable Income Portfolio of The
Penn Street Fund,
Inc. as of October 31, 2000,
the results of their
operations, the changes in
their net assets, and the
financial highlights for each
of the periods
presented subsequent to October
31, 1996 in
conformity with generally
accepted accounting
principles.



Briggs, Bunting & Dougherty,
LLP



Philadelphia, Pennsylvania
November 20, 2000